Leases	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Leases

Note 14 – Leases

The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office and warehouse leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the unaudited condensed consolidated statements of income and comprehensive income.

During the six months ended June 30, 2025 and 2024, the Company did not enter into any new lease agreements that would require recognition of initial right-of-use (“ROU”) assets and corresponding operating lease liabilities. The Company’s lease agreements do not include material residual value guarantees or restrictive covenants.

As of June 30, 2025, the Company did not have any lease contracts that required recognition of right-of-use assets and lease liabilities in accordance with ASC 842.

The following table presents operating lease cost reported in the unaudited condensed consolidated statements of income and comprehensive income:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Operating lease cost	$—	$32,129
Short-term lease cost	78,706	41,051
Total	$78,706	$73,180

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Leases

Note 15 – Leases

The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office and warehouse leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income.

During the years ended December 31, 2024 and 2023, the Company did not enter into any new lease agreements that would require recognition of initial right-of-use (“ROU”) assets and corresponding operating lease liabilities. For the year ended December 31, 2022, the Company recognized $407,446 of initial ROU assets and an equivalent amount of operating lease liabilities, measured at the present value of future minimum lease payments using a weighted-average incremental borrowing rate of 5.5%. As of December 31, 2024 and 2023, the weighted-average remaining lease term was 0 years and 2.8 years, respectively. The Company’s lease agreements do not include material residual value guarantees or restrictive covenants.

As of December 31, 2024, the Company had terminated three office lease agreements, resulting in the full derecognition of the related ROU assets and lease liabilities.

The following table presents operating lease cost reported in the consolidated statements of income and comprehensive income:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Operating lease cost	$70,862	$109,184	$98,690
Short-term lease cost	53,891	105,517	193,525
Total	$124,753	$214,701	$292,215